SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedules of Result of Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedules of Result of Discontinued Operations (Details) [Line Items]
Revenues	$ 21,931,634	$ 39,996,372
Cost of sales	19,455,086	37,810,270
Gross profit	2,476,548	2,186,102
Operating expenses:
Selling and marketing expenses	739,603	881,686
General and administrative expenses	1,423,256	1,122,590
Research and development costs	431,708	396,934
Total operating expenses	2,594,567	2,401,210
Loss from discontinued operations	(118,019)	(215,108)
Other income/(expenses):
Interest expenses	(192,901)	(349,499)
Interest income	4,859	4,052
Other income	234,509	46,574
Total other income (expenses), net	46,467	(298,873)
Loss from discontinued operations before income taxes	(71,552)	(513,982)
Income tax expense	0	14,171
Net loss discontinued operations	(71,552)	(528,153)
Current Assets
Cash and cash equivalents	2,692,810		$ 2,305,332
Restrict cash	2,254,039		1,512,639
Account receivables, net:	25,116,333		23,088,679
Notes receivable	515,406		161,567
Prepayment, deposit and other receivable - current	3,171,612		2,658,258
Due from related parties	1,635,204		248,158
Inventories	13,015,037		13,079,177
Advance to suppliers	3,607,575		1,596,383
Total Current Assets	52,008,016		44,650,193
Non-Current Assets
Property, plant and equipment, net	7,741,474		7,806,396
Operating lease right-of-use assets	109,646		138,266
Long-term prepaid expenses	113,664		161,541
Intangible assets, net	1,128,939		1,172,324
Long-term accounts receivable	5,644,400		5,371,315
Total Non-Current Assets	14,738,123		14,649,842
Total Assets	66,746,139		59,300,035
Current Liabilities
Accounts payable	3,448,484		2,485,280
Accrued expenses and other current liabilities	4,600,333		4,298,084
Operating lease liability - current	27,690		52,483
Accrued payroll and welfare	2,886,616		2,730,888
Advance from customers	2,051,158		1,125,528
Due to related parties	13,482		13,064
Bank borrowings - current	13,482,169		12,072,623
Long-term Bank borrowings - current	2,645,694		3,945,077
Notes payables	4,698,062		81,037
Total Current Liabilities	33,853,688		26,804,064
Non-Current Liabilities
Lease liabilities	29,034		56,281
Other long-term borrowing loans	5,985,793		6,319,708
Total Non-Current Liabilities	6,014,827		6,375,989
Total Liabilities	39,868,515		$ 33,180,053
Net cash provided by/(used in) discontinued operations	997,456	(1,476,599)
Net cash provided by/(used in) from operating activities	3,370,083	(661,746)
Net cash (used in)/provided by investing activities	(89,815)	119,431
Net cash used in financing activities	$ (2,282,812)	$ (934,284)